Capital structure (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Schedule of compliance with regulatory capital requirements
The following table sets forth the Bank's capital adequacy in accordance with the Basel III framework as at 31 December 2016 and the Basel II framework as at 31 December 2015:

	31 December 2016 (Basel III)		31 December 2015 (Basel II)
	Actual	Regulatory minimum	Actual	Regulatory minimum
Capital
Tier 1 capital	666,847	N/A	699,278	N/A
Common Equity Tier 1	666,847	N/A	N/A	N/A
Tier 2 capital	102,709	N/A	119,164	N/A
Total capital	769,556	N/A	818,442	N/A

Risk Weighted Assets	4,365,440	N/A	4,304,074	N/A

Capital Ratios (%)
Common Equity Tier 1	15.3%	8.1%	N/A	N/A
Total Tier 1	15.3%	9.6%	16.2%	4.0%
Total Capital	17.6%	15.3%	19.0%	14.5%
Leverage ratio	5.8%	5.0%	N/A	N/A